Share-Based Payments (Details 1) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Non-vested stock options [Member]
Information relating to non-vested stock options
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		3,030,000
Options, Granted
Options, Vested		(989,000)
Options, Forfeited		(586,000)
Options, Nonvested at December 31, 2011		1,455,000
Weighted average grant-date fair value, Nonvested at January 1, 2011		$ 3,629,899
Weighted average grant-date fair value, Granted
Weighted average grant-date fair value, Vested		(1,103,493)
Weighted average grant-date fair value, Forfeited		(653,839)
Weighted average grant-date fair value, Nonvested at December 31, 2011		$ 1,872,567
Weighted average remaining contractual term, Nonvested at December 31, 2011	3 years 6 months	2 years 6 months